TAXES ON INCOME - Reconciliation of the theoretical tax expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXES ON INCOME
Income (loss) before taxes, as reported in the consolidated statements of operations	$ 36,647	$ (11,315)	$ 16,587
Israeli statutory corporate tax rate	11.50%	23.00%	23.00%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory corporate tax rate	$ 4,215	$ (2,602)	$ 3,815
Income tax at rate other than the Israeli statutory corporate tax rate	1,201	78	458
Non-deductible expenses, including share-based compensation expenses	405	693	384
Losses for which valuation allowance was provided (utilized)	(2,500)	(12,076)	(2,874)
Changes in exchange rates of subsidiaries	(1,324)	(1,455)	1,388
Impact of rate change	6,931	0	0
Unrecognized Tax Benefits	0	0	(386)
Impact of TCJA	0	0	271
Other	471	70	38
Income Tax Expense (Benefit)	$ 9,399	$ (15,292)	$ 3,094